PENSIONS - Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Marine Scheme
Target allocation:
Target allocation, minimum, equity	30.00%
Target allocation, maximum, equity	65.00%
Target allocation, minimum, bonds	10.00%
Target allocation, maximum, bonds	50.00%
Target allocation, minimum, cash	20.00%
Target allocation, maximum, other	40.00%
Target allocation, total	100.00%
Actual allocation:
Actual allocation, total	100.00%	100.00%
Marine Scheme | Minimum
Actual allocation:
Actual allocation, equity	30.00%	30.00%
Actual allocation, bonds	10.00%	10.00%
Actual allocation, other	20.00%	20.00%
Marine Scheme | Maximum
Actual allocation:
Actual allocation, equity	65.00%	65.00%
Actual allocation, bonds	50.00%	50.00%
Actual allocation, other	40.00%	40.00%
UK Scheme
Target allocation:
Target allocation, equity	72.50%
Target allocation, bonds	22.50%
Target allocation, cash	5.00%
Target allocation, total	100.00%
Actual allocation:
Actual allocation, equity	72.50%	80.00%
Actual allocation, bonds	22.50%	20.00%
Actual allocation, cash	5.00%	0.00%
Actual allocation, total	100.00%	100.00%